SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents
The following table provides a reconciliation of cash and restricted cash reported within the consolidated balance sheets that sum to the total of the same amounts shown in the consolidated statements of cash flow (in thousands):

	December 31,
	2024	2023
	(in thousands)
Cash and cash equivalents	$187,921	$186,478
Restricted cash	38,597	36,063
Cash, cash equivalents and restricted cash	$226,518	$222,541

Schedule of Restrictions on Cash and Cash Equivalents
The following table provides a reconciliation of cash and restricted cash reported within the consolidated balance sheets that sum to the total of the same amounts shown in the consolidated statements of cash flow (in thousands):

	December 31,
	2024	2023
	(in thousands)
Cash and cash equivalents	$187,921	$186,478
Restricted cash	38,597	36,063
Cash, cash equivalents and restricted cash	$226,518	$222,541

Schedule of Equity Method Investments
The following investments, including those accounted for under the equity method, are included within Equity method and other investments in the consolidated balance sheets as of December 31, 2024 and December 31, 2023 (in thousands):

	Carrying Value
	December 31, 2024	December 31, 2023
Investments in Pagaya SmartResi F1 Fund, LP (1)	$12,530	$17,357
Other (2)	9,403	9,026
Total	$21,933	$26,383

(1) The Company owns approximately 5.4% and is the general partner of Pagaya Smartresi F1 Fund LP.
(2) Represents the Company’s proprietary investments. Income from these investments is included in Investment income in the consolidated statements of operations.

Schedule of Property and Equipment, Net	Useful lives by asset category are as follows:

Computer and software	3 to 7 years
Furniture and equipment	3 to 7 years
Internal-use software	2 years
Leasehold improvements	Shorter of remaining lease term or estimated useful life
Property and equipment, net, consist of the following as of December 31, 2024 and 2023 (in thousands):

	December 31,	December 31,
	2024	2023
Internal-use software	$85,808	$61,482
Computer and software	5,406	5,013
Furniture and equipment	878	843
Leasehold improvements	1,080	949
Property and equipment, gross	93,172	68,287
Less: accumulated depreciation and amortization	(55,198)	(26,730)
Property and equipment, net	$37,974	$41,557